Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Acquisitions

Note 4 — Acquisitions

On January 19, 2011 (the “Closing Date”), NBS Acquisition Company LLC (“Subco”), a newly formed wholly-owned subsidiary of NeoStem, merged (the “PCT Merger”) with and into Progenitor Cell Therapy, LLC, a Delaware limited liability company (“PCT”), with PCT as the surviving entity, in accordance with the terms of the Agreement and Plan of Merger, dated September 23, 2010 (the “PCT Merger Agreement”), among NeoStem, PCT and Subco. As a result of the consummation of the PCT Merger, NeoStem acquired all of the membership interests of PCT, and PCT is now a wholly-owned subsidiary of NeoStem.

Founded by Dr. Andrew L. Pecora and Robert A. Preti, Ph.D., PCT became an internationally recognized cell therapy services and development company. They sought to create a business for “as needed” development and manufacturing services for the emerging cell therapy industry and to prepare for eventual commercialization. With its cell therapy manufacturing facilities and team of professionals, PCT offers a platform that can facilitate the preclinical and clinical development and commercialization of cellular therapies for clients throughout the world. PCT offers current Good Manufacturing Practices (cGMP)-compliant cell transportation, manufacturing, storage, and distribution services and supporting clinical trial design, product process development, logistics, regulatory and quality systems development services. In addition, through its network of contacts throughout the cell therapy industry, PCT is able to identify early stage development opportunities in the cell therapy field and opportunistically develop these cell therapies through proof of concept where they can be further developed and ultimately commercialized through NeoStem’s developing commercial structure. Dr. Preti now serves as PCT’s President and Dr. Pecora as part-time Chief Medical Officer of PCT.

PCT is engaged in a broad range of services in the cell therapy market for the treatment of human disease, including but not limited to contract manufacturing, product and process development, product and regulatory consulting, and product characterization and comparability. PCT’s expertise in the cell therapy space, which includes therapeutic vaccines (oncology), various related cell therapeutics, cell diagnostics, and regenerative medicine, creates a platform upon which NeoStem intends to build a therapeutics strategy. NeoStem’s goal is to develop internally, or through partnerships, allogeneic (cells from a third-party donor) or autologous (cells from oneself) cell therapeutics technologies that, in the aggregate, comprise the Cell Therapy  — United States reportable segment.

In addition, PCT has assumed NeoStem’s adult stem cell business based on PCT’s strategic advantages in meeting cGMP regulatory requirements in an industry that is widely dispersed with a range of quality issues. NeoStem believes that PCT, as a quality leader, is ideally positioned to become a leader in cell collection, processing and storage (cell banking) which is synergistic with NeoStem’s roots in this business. In addition, PCT’s leadership in the transportation and distribution of cell therapy products is complementary to NeoStem’s strategic vision of working with the industry leader as the partner of choice. These efforts are being bundled together into a new service with PCT’s cord blood banking business into a multigenerational stem cell collection and storage plan that the Company calls the “Family Plan”.

Pursuant to the terms of the PCT Merger Agreement, all of the membership interests of PCT outstanding immediately prior to the effective time of the PCT Merger (the “Effective Time”) were converted into the right to receive, in the aggregate, (i) 10,600,000 shares of the common stock, par value $0.001 per share, of NeoStem (the “NeoStem Common Stock”) (reflecting certain final price adjustments agreed to at the closing) and (ii) warrants to purchase an aggregate 3,000,000 shares of NeoStem Common Stock as follows:

(i)	common stock purchase warrants to purchase one million (1,000,000) shares of NeoStem Common Stock, exercisable over a seven year period at an exercise price of $7.00 per share (the “$7.00 Warrants”), and which will vest only if a specified business milestone (described in the PCT Merger Agreement) is accomplished within three (3) years of the Closing Date of the PCT Merger; and
(ii)	common stock purchase warrants to purchase one million (1,000,000) shares of NeoStem Common Stock exercisable over a seven year term at an exercise price of $3.00 per share (the “$3.00 Warrants”); and
(iii)	common stock purchase warrants to purchase one million (1,000,000) shares of NeoStem Common Stock exercisable over a seven year period at an exercise price of $5.00 per share (the “$5.00 Warrants” and, collectively with the $7.00 Warrants and the $3.00 Warrants, the “Warrants”).

The Warrants are redeemable in certain circumstances. Transfer of the shares issuable upon exercise of the Warrants is restricted until the one year anniversary of the Closing Date.

In accordance with the PCT Merger Agreement, NeoStem has deposited into an escrow account with the escrow agent (who is initially NeoStem’s transfer agent), 10,600,000 shares of NeoStem Common Stock for eventual distribution to the former members of PCT (subject to downward adjustment to satisfy any indemnification claims of NeoStem, all as described in the PCT Merger Agreement).

The issuance of NeoStem securities in the PCT Merger was approved at a special meeting of shareholders of NeoStem held on January 18, 2011 (the “NeoStem Special Meeting”), on which date the PCT Merger was also approved at a special meeting of members of PCT.

The fair value of the net assets acquired in the PCT Merger was $8,186,200. The fair value of the equity issued as consideration by NeoStem was valued at $17,866,200 resulting in the recognition of goodwill in the amount of $9,680,000. The fair value of the equities issued by NeoStem included 10,600,000 shares of NeoStem Common stock valued at $15,900,000 and NeoStem warrants to purchase up to 3,000,000 shares valued at $1,966,200. A portion of the consideration paid is contingent upon the accomplishment of a certain milestone for the $7.00 Warrant. Such contingent consideration has been classified as equity and will not be subject to remeasurement. The goodwill that has been created by this acquisition is reflective of values and opportunities of utilizing PCT’s cell collection, processing and storage (cell banking) resources and production capacities, as mentioned above. Due to the structure of the transaction, none of the Goodwill is expected to be tax deductible.

The preliminary fair value of assets acquired and liabilities assumed on January 19, 2011 is as follows:

Cash	$227,900
Accounts Receivable	442,400
Inventory	2,032,800
Other Current Assets	166,200
Property, Plant & Equipment	11,858,400
Intangibles	8,100,000
Goodwill	9,680,000
Other Assets	654,100
Accounts Payable	1,370,900
Other Liabilities	540,500
Deferred Revenues	2,280,200
Amount Due Related Party	3,000,000
Deferred Tax Liability	4,319,600
Mortgages Payable	3,784,600

The total cost of the acquisition, which is still preliminary, has been allocated to the assets acquired and the liabilities assumed based upon their estimated fair values at the date of the acquisition. This estimated purchase price allocation is subject to revision based on additional valuation work that is being conducted. The final allocation is pending the receipt of this valuation work and the completion of the Company’s internal review, which is expected during fiscal 2011.

For the period since the acquisition (January 19-June 30, 2011), NeoStem recorded $3,415,400 in revenues and a net loss of approximately $2,842,100 or $0.03 basic and diluted loss per share attributable to PCT.

The following supplemental table presents unaudited consolidated pro forma financial information as if the closing of the acquisition of PCT had occurred on January 1, 2010 (in thousands, except per share amounts):

	Six Months Ended June 30,		Three Months Ended June 30,		Six Months Ended June 30,
	2011	2011	2010	2010	2010	2010
	(As Reported)	(Proforma)	(As Reported)	(Proforma)	(As Reported)	(Proforma)
Revenues	$38,101.8	$38,484.2	$19,407.5	$20,882.8	$35,240.7	$39,512.0
Cost of revenues	27,812.3	28,136.9	12,911.8	14,028.2	23,763.4	26,850.4
Gross profit	10,289.5	10,347.3	6,495.7	6,854.6	11,477.3	12,661.6
Research and development	5,283.7	5,283.7	2,133.2	2,133.2	3,433.5	3,433.5
Selling, general, and administrative	23,016.0	23,405.2	7,865.5	9,999.5	14,155.0	17,234.5
Operating loss	(18,010.2)	(18,341.6)	(3,502.9)	(5,278.1)	(6,111.2)	(8,006.4)
Other income (expense), net	(1,524.7)	(1,559.5)	143.4	78.8	(29.2)	(363.7)
Loss from operations before provision for income taxes and noncontrolling interests	(19,534.9)	(19,901.1)	(3,359.6)	(5,199.3)	(6,140.4)	(8,370.2)
Provision for income taxes	702.7	683.3	402.3	310.5	905.2	721.7
Net loss	(20,237.6)	(20,584.4)	(3,761.8)	(5,509.9)	(7,045.6)	(9,091.9)
Less – net income attributable to noncontrolling interests	541.2	541.1	1,611.5	1,519.8	2,940.2	2,940.2
Preferred dividends	357.4	357.4	53.8	53.8	153.5	153.5
Net loss attributable to NeoStem, Inc. common shareholders	$(21,136.2)	$(21,482.9)	$(5,427.1)	$(7,083.4)	$(10,139.3)	$(12,185.5)
Basic and diluted loss per share	$(0.27)	$(0.27)	$(0.11)	$(0.12)	$(0.23)	$(0.22)
Weighted average common shares outstanding	77,117,905	78,172,049	48,771,930	59,371,930	44,419,456	55,019,456

The unaudited supplemental pro forma financial information should not be considered indicative of the results that would have occurred if the PCT Merger had been consummated on January 1, 2010, nor are they indicative of future results.

Athelos Corporation (“Athelos”) is a subsidiary of PCT pursuing the development of T regulatory cells (TRegs) as a therapeutic to treat disorders of the immune system. Pursuant to a Stock Purchase and Assignment Agreement dated March 28, 2011, Athelos issued approximately 20% of its shares to Becton Dickinson and Company (“BD”) in exchange for its rights to certain intellectual property relating to TRegs which it owned pursuant to a patent license agreement between the University of Pennsylvania (“Penn”) and BD dated September 28, 2005 (the “Penn License”), and a license agreement between ExCell Therapeutics, LLC and BD dated September 16, 2005, as amended August 31, 2007 (the “Excel License”). Pursuant to the Penn License, BD had exclusive worldwide rights to the TReg patents listed in that agreement. As assignee, Athelos will pay Penn a royalty on net sales of licensed products and milestones on initiation of clinical trial stages, license application filings and regulatory approvals. In addition, Athelos will pay Penn an annual license maintenance fee and has committed to certain diligence expenditures to advance the technology. Pursuant to the ExCell License, BD had exclusive worldwide rights to the patents referenced therein. As assignee, Athelos will pay ExCell a royalty on net sales of licensed products and milestones on completion of clinical trial phases, as well as regulatory approval. It is the express intent of all parties that the BD assignments to Athelos will be replaced with direct licenses between Athelos and Penn and between Athelos and USC. Pursuant to the Stockholders’ Agreement dated March 28, 2011, Athelos, PCT and BD have agreed, that, among other things, BD will have certain anti-dilution protection for the first $5 million of new investment in Athelos and certain board of directors’ observer rights. BD has assigned to Athelos, and Athelos assumed, all rights, title, interest and obligations of BD under a consulting agreement dated as of September 16, 2005 between David Horwitz, M.D. and BD, to be paid retroactively beginning as of January 1, 2011, for services rendered in advancing the Athelos TReg research and development platform. PCT has valued BD’s share of the contributed intellectual properties at $927,000 and characterized this acquired intangible asset as in-process research and development which has been recorded as expense within research and development expense for the six months ended June 30, 2011.

Note 4 — Acquisitions

On October 30, 2009, NeoStem consummated the Erye Merger pursuant to which CBH was merged with and into Merger Sub, a wholly-owned subsidiary of NeoStem, with Merger Sub as the surviving entity in accordance with the terms of the Agreement and Plan of Merger, dated November 2, 2008, as amended (the “Erye Merger Agreement”) by and between NeoStem, Merger Sub, CBH and China Biopharmaceuticals Corp., a wholly-owned subsidiary of CBH (“CBC”). As a result of the Erye Merger, NeoStem acquired CBH’s 51% ownership interest in Erye, a Sino-foreign joint venture with limited liability organized under the laws of the PRC. Erye specializes in the production and sale of pharmaceutical products, as well as chemicals used in pharmaceutical products. Erye, which was founded more than 50 years ago, currently manufactures both antibiotic prescription drugs and active pharmaceutical intermediaries. Suzhou Erye Economy and Trading Co. Ltd. (“EET”) owns the remaining 49% ownership interest in Erye.

Pursuant to the terms of the Erye Merger Agreement, NeoStem issued an aggregate of 13,750,167 shares of its common stock, with a fair value of $20,762,800, and 8,177,512 shares of Series C Convertible Preferred Stock, with a fair value of $13,720,000, in exchange for outstanding CBH securities. In addition, the Company issued Class E warrants to purchase 1,603,191 shares of NeoStem Common Stock, with a fair value of $590,800, to replace warrants issued by CBH.

The fair value of the identifiable net assets acquired in the Erye Merger was $42,701,400. The fair value of the equity issued as consideration by NeoStem was $35,073,600 and the fair value of the noncontrolling interests of Erye was $33,698,200. The goodwill that has been created by this acquisition is reflective of the values and opportunities of expanded access to healthcare in the PRC, the designation of certain antibiotics as essential medicines in China, and that a majority of Erye’s antibiotics are on the central or provincial governments’ drug formularies. Due to the structure of the transaction, none of the goodwill is expected to be tax deductible.

The summary of assets acquired and liabilities assumed on October 30, 2009 was as follows (in thousands):

Cash & restricted cash	$4,451.2
Accounts receivable	$6,199.5
Inventories	$12,509.1
Other current assets	$3,101.0
Property, plant and equipment	$18,922.6
Intangibles and land use rights	$31,038.9
Goodwill	$26,070.4
Accounts payable	$6,025.5
Other liabilities	$3,302.3
Deferred tax liability	$7,096.9
Notes payable	$9,618.1
Amount due related parties	$7,478.1

A preliminary allocation of the consideration transferred to the net assets of CBH was made as of the Erye Merger date. During 2010, the Company continued to review its preliminary allocation of the purchase price associated with the Erye Merger and made the following retrospective adjustments as of the Erye Merger date:

The Company determined that finished goods inventory acquired in connection with the Erye Merger was incorrectly valued and should have been increased by approximately $1,957,200 to step-up such inventory to fair value at the Erye Merger date. Such finished goods inventory was sold through as of December 31, 2009. Therefore, at December 31, 2009, there is no effect on the reported balance of inventories in the consolidated balance sheets.

The Company also identified additional intangible assets associated with Erye’s manufacturing technology and standard operating procedures with a fair value of $3,984,700 and $1,030,000 respectively. The Company determined that Erye’s trade name has a fair value of $927,100 and will be amortized over a period of 10 years. Erye’s in-process research and development represents the fair value assigned to incomplete research projects of $2,143,000 which has been classified as an indefinite-lived intangible asset, subject to impairment testing until completion or abandonment of the projects. Adjustments to the fair value of other intangible assets and land use rights were identified resulting in an increase in assets of $312,000.

The Company determined that it had incorrectly accounted for the book/tax basis differences that arose in recording the fair value of the net assets acquired in connection with the Erye Merger. Such increases to fair value, while deductible for book purposes, are not deductible for local Chinese tax purposes but require recognition of the impact such non-deductibility will have on future tax expense. Specifically, the Company did not establish at the Erye Merger date deferred tax liabilities of approximately $7,096,900 for such book/tax basis differences.

The Company evaluated the materiality of these errors from both a qualitative and quantitative perspective and concluded that these errors were immaterial to the consolidated financial statements taken as a whole for the fiscal year ended December 31, 2009. The effect of these immaterial errors and related retrospective adjustments at December 31, 2009 and for the year then ended along with other reclassifications made as discussed in Note 2 are summarized as follows (in thousands, except share and per share amounts):

	As Previously Reported	Adjustments and Reclassifications	As Adjusted
Consolidated Balance Sheet
Assets:
Current assets	$31,799.2	$—	$31,799.2
Property, plant and equipment, net	21,299.4	(23.6)	21,275.8
Goodwill	29,862.1	(3,227.5)	26,634.6
Intangible assets and land use rights, net	22,835.2	8,291.4	31,126.6
Other assets	238.9	1.2	240.1
	$106,034.8	$5,041.5	$111,076.3
Liabilities and Equity
Current liabilities	$25,493.6	$(269.4)	$25,224.2
Deferred income taxes	—	6,796.0	6,796.0
Unearned revenues	—	233.4	233.4
Derivative liabilities	—	36.0	36.0
Amount due related parties	7,234.3	—	7,234.3
Convertible redeemable Series C preferred stock	13,720.0	—	13,720.0
Preferred stock Series B convertible, redeemable	0.1	—	0.1
Common stock	37.2	—	37.2
Additional paid-in capital	95,709.5	—	95,709.5
Accumulated deficit	(70,878.8)	(898.2)	(71,777.0)
Accumulated other comprehensive loss	(67.9)	11.4	(56.5)
Non controlling interests	34,786.8	(867.7)	33,919.1
Total equity	59,586.9	(1,754.5)	57,832.4
	$106,034.8	$5,041.5	$111,076.3

	As Previously Reported	Adjustments and Reclassifications	As Adjusted
Consolidated Statement of Operations
Revenues	$11,565.1	$—	$11,565.1
Cost of revenues	7,587.2	2,118.8	9,706.0
Gross Profit	3,977.9	(2,118.8)	1,859.1
Research and Development	4,318.8	8.8	4,327.6
Selling, general and administrative	23,459.6	(59.2)	23,400.4
Operating Loss	(23,800.5)	(2,068.4)	(25,868.9)
Other income (expense):
Other income (expense), net	52.1	(68.2)	(16.1)
Interest expense	(91.3)	68.2	(23.1)
Other expense	(39.2)	—	(39.2)
Loss from operations before provision for income taxes and noncontrolling interests	(23,839.7)	(2,068.4)	(25,908.1)
Provision for taxes	344.2	(302.5)	41.7
Net loss	(24,183.9)	(1,765.9)	(25,949.8)
Less – net income attributable to noncontrolling interests	1,088.6	(867.7)	220.9
Net Loss attributable to NeoStem, Inc.	(25,272.5)	(898.2)	(26,170.7)
Preferred Dividends	5,612.0	—	5,612.0
Net Loss attributable to NeoStem, Inc. common shareholders	$(30,884.5)	$(898.2)	$(31,782.7)
Basic and diluted loss per share	13,019,518	13,019,518	13,019,518
Weighted average common shares outstanding	$(2.37)	$(0.07)	$(2.44)

	As Previously Reported	Adjustments and Reclassifications	As Adjusted
Consolidated Statement of Cash Flow
Cash flows from operating activities:
Net Loss	$(24,183.9)	$(1,765.9)	$(25,949.8)
Adjustments to reconcile net loss to net cash used in operating activities:
Common Stock, stock options and warrants issued as payment for compensation and services rendered	12,324.0	—	12,324.0
Depreciation and amortization	577.0	143.3	720.3
Bad debt expense	(90.2)	—	(90.2)
Deferred income taxes	—	(302.5)	(302.5)
Realization of step up in basis of inventory recorded at date of merger	—	1,957.6	1,957.6
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	1,796.7	—	1,796.7
Accounts receivable	571.7	—	571.7
Inventory	(2,427.1)	—	(2,427.1)
Other assets	(238.9)	—	(238.9)
Unearned revenues	1,991.8	—	1,991.8
Payments to related party	(243.8)	243.8	—
Accounts payable, accrued expenses and other current liabilities	1,274.6	—	1,274.6
Net cash used in operating activities	(8,648.1)	276.3	(8,371.8)
Cash flows from investing activities:
Increase in restricted cash	—	(959.9)	(959.9)
Cash associated with Merger	696.5	—	696.5
Acquisition of property and equipment	(2,387.6)	—	(2,387.6)
Net cash used in investing activities	(1,691.1)	(959.9)	(2,651.0)
Cash flows from financing activities:
Net proceeds from issuance of Series D Preferred Stock	15,669.2	—	15,669.2
Proceeds from (payments to) related parties	—	(243.8)	(243.8)
Proceeds from bank loans	2,197.5	—	2,197.5
Cash restricted as collateral for bank loans	(959.9)	959.9	—
Proceeds from notes payable	2,918.3	—	2,918.3
Payment of capitalized lease obligations	(14.7)	—	(14.7)
Proceeds from sale of convertible debentures	(2,742.7)	—	(2,742.7)
Net cash provided by financing activities	17,067.7	716.1	17,783.8
Effect of currency exchange rate change	—	(32.5)	(32.5)
Net increase in cash	6,728.5	—	6,728.5
Cash and cash equivalents at beginning of year	430.8	—	430.8
Cash and cash equivalents at end of year	$7,159.3	$—	$7,159.3

Presented below is the unaudited proforma information as if the acquisition had occurred at the beginning of the years ended December 31, 2009 and 2008 along with a comparison to the reported results for the years ended December 31, 2009, and 2008 (in thousands, except share and per share amounts):

	Years Ended December 31,		Years Ended December 31,
	2009	2009	2008	2008
	(As Reported)	(Proforma)	(As Reported)	(Proforma)
Revenues	$11,565.1	$61,686.4	$83.5	$49,809.4
Cost of revenues	9,706.0	42,723.8	32.0	35,461.2
Gross profit	1,859.1	18,962.6	51.5	14,348.2
Research and development	4,327.6	6,032.6	792.2	1,152.2
Selling, general, and administrative	23,400.4	29,562.5	8,492.8	15,797.9
Operating loss	(25,868.9)	(16,632.5)	(9,233.5)	(2,601.9)
Other income (expense), net	(39.2)	155.7	(8.6)	130.3
Loss from operations before provision for income taxes and noncontrolling interests	(25,908.1)	(16,476.8)	(9,242.1)	(2,471.6)
Provision for income taxes	41.7	952.6	—	1,061.2
Net loss	(25,949.8)	(17,429.4)	(9,242.1)	(3,532.8)
Less – net income attributable to noncontrolling interests	220.9	4,248.9	—	2,797.5
Preferred dividends	5,612.0	5,612.0	—	—
Net loss attributable to NeoStem, Inc. common shareholders	$(31,782.7)	$(27,290.3)	$(9,242.1)	$(6,330.3)
Basic and diluted loss per share	$(2.44)	$(1.12)	$(1.53)	$(0.32)
Weighted average common shares outstanding	13,019,518	24,427,624	6,056,886	19,807,053

The unaudited supplemental pro forma financial information should not be considered indicative of the results that would have occurred if the Erye Merger had been consummated on January 1, 2009 or January 1, 2008, nor are they indicative of future results.